Shareholder Report, Average Annual Return (Details) 196650_Osterweis Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Osterweis Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OSTFX (without sales charge)
Average Annual Return, Percent	11.22%	5.94%	9.93%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	17.80%	12.06%	14.16%